Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
8. Stockholders’ Equity
The Company is authorized to issue 30,000,000 shares of capital stock of which 20,000,000 shares are designated as common stock and 10,000,000 shares are designated as preferred stock, all with a par value of $0.0001 per share. Each holder of common stock is entitled to one vote for each share of common stock held. The Company’s common stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to receive dividends out of funds legally available if the board of directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the board of directors may determine. As of December 31, 2022 and 2021, no common stock dividends had been declared by the board of directors and there were no shares of preferred stock outstanding.
Registered Direct Offering
In May 2022, the Company issued and sold 430,107 shares of common stock at an offering price of $40.00 per share and pre-funded
warrants to purchase up to 694,892 shares of common stock at an offering price of $39.9975 per warrant (representing the price per share of common stock sold in the offering minus the $0.0025 exercise price per warrant) in a registered direct offering pursuant to a shelf registration statement on Form
S-3.
The net proceeds to the Company from this offering were approximately $42.9 million, after deducting placement agent fees and offering costs of $2.1 million.

Follow-on
Public Offerings
In February 2019, the Company issued and sold 185,000 shares of common stock at a public offering price of $200.00 per share and pre-funded
warrants to purchase up to 160,000 shares of common stock at a public offering price of $199.9975 per warrant in an underwritten public offering pursuant to a shelf registration statement on Form
S-3.
This includes the full exercise by the underwriters of their option to purchase up to 45,000 additional shares of common stock. The net proceeds to the Company from this public offering were $64.5 million, after deducting underwriting discounts and commissions of $4.1 million and offering costs of $0.4 million.
In April 2020, the Company issued and sold 617,692 shares of common stock at a public offering price of $118.75 per share and pre-funded
warrants to purchase up to 544,413 shares of common stock at a public offering price of $118.7475 per warrant in an underwritten public offering pursuant to a shelf registration statement on Form
S-3.
This includes the full exercise by the underwriters of their option to purchase up to 151,578 additional shares of common stock. The net proceeds to the Company from this public offering were $129.0 million, after deducting underwriting discounts and commissions of $8.2 million and offering costs of $0.8 million.
Pre-Funded
Warrants
In February 2019, April 2020 and May 2022, the Company issued pre-funded
warrants to purchase the Company’s common stock in underwritten public offerings at the offering price of the common stock, less the $0.0025 per share exercise price of each warrant. The warrants were recorded as a component of stockholders’ equity within additional paid-in
capital and have no expiration date. Per the terms of the warrant agreements, the outstanding warrants to purchase shares of common stock may not be exercised if the holder’s ownership of the Company’s common stock would exceed 4.99% (“Maximum Ownership Percentage”) or 9.99% for certain holders. By written notice to the Company, each holder may increase or decrease the Maximum Ownership Percentage to any other percentage (not in excess of 19.99% for the majority of such warrants). The revised Maximum Ownership Percentage would be effective 61 days after the notice is received by the Company.
As of December 31, 2022, the following
pre-funded
warrants to purchase common stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
February 2019	None	$0.0025	150,000
April 2020	None	$0.0025	474,413
May 2022	None	$0.0025	531,250

Total pre-funded warrants			1,155,663

At-The-Market
Offering
In April 2020, the Company entered into a new sales agreement with JonesTrading Institutional Services LLC, as sales agent, to issue and sell shares of its common stock for an aggregate offering price of $60.0 million under an at-the-market
(“2020 ATM”) offering program. In the fourth quarter of 2020, the Company issued and sold 129,803 shares of common stock under the 2020 ATM for gross proceeds of $25.3 million, resulting in net proceeds of $24.6 million, after deducting underwriting discounts, commissions, and offering costs.